MFS® INVESTMENT MANAGEMENT
500 BOYLSTON STREET, BOSTON, MASSACHUSETTS  02116-3741
(617) 954-5000

March 29, 2011

VIA EDGAR
United States Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

Re:	MFS® Series Trust XVI (the “Trust”) (File Nos. 2-36431 and 811-2032) on Behalf of MFS® Global Multi-Asset Fund

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter, on behalf of the Trust, as certification that the Prospectus and Statement of Additional Information for the Fund do not differ from those contained in Post-Effective Amendment No. 49 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A.  The Amendment was filed electronically on March 25, 2011.

Please call the undersigned at (617) 954-5843 or Jessica Rung at (617) 954-6149 with any questions you may have.

Very truly yours,

BRIAN E. LANGENFELD
Brian E. Langenfeld
Vice President & Senior Counsel

BEL/bjn